Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan past due not classified as impaired
Commercial and industrial	R$ 4,424,143	R$ 3,559,349	R$ 4,141,349
Real estate - Construction	4,527,432	4,879,563	5,201,709
Installment loans to individuals	13,255,646	9,266,366	7,957,294
Financial Leasing	167,741	176,528	108,607
Total	R$ 22,374,962	R$ 17,881,806	R$ 17,408,959
% of total loans past due for less than 90 days Member
Loan past due not classified as impaired
Commercial and industrial	19.77%	19.90%	23.79%
Mortgage loans	20.23%	27.29%	29.88%
Installment loans to individuals	59.24%	51.82%	45.71%
Financial Leasing	0.75%	0.99%	0.62%
Total	100.00%	100.00%	100.00%